Commitments and Contingencies - Rental commitments (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2012	$ 34,583
2013	26,246
2014	19,418
2015	15,047
2016	11,256
2017 and thereafter	10,755
Operating Leases, Future Minimum Payments Due, Total	$ 117,305